Revenue Recognition - Additional information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Performance obligation, Description of payment terms	Typical payment terms are between net 30 and net 60 days.
Revenue, Performance obligation satisfied over time, Method used, Description	output method
Capitalized contract cost, Amortization period	1 year
Capitalized contract cost, Net	$ 0	$ 0	$ 0
Revenue, Remaining performance obligation, Optional exemption, Remaining duration	1 year
Minimum [Member]
Revenue, Performance obligation, Payment term	30 days
Maximum [Member]
Revenue, Performance obligation, Payment term	60 days